Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based payments
Share-based payments

14.Share-based payments

Stock Option Plans

The Company has a stock options scheme for the employees of the Company and its subsidiaries. In accordance with the terms of the plan, as approved by shareholders, employees may be granted stock options to purchase ordinary shares at an exercise price as mentioned below per ordinary share.

The stock options are granted to employees, consultants or directors of the Company and its subsidiaries. The stock options have been granted free of charge. Each employee’s stock option converts into one ordinary share of the Company upon exercise. The stock options carry neither rights to dividends nor voting rights. Stock options may be exercised at any time from the date of vesting to the date of their expiry. As of January 1, 2021, the Company decided to change the vesting period of its sign-on stock options from 4 years to 3 years to make the vesting consistent for all the options granted.

The stock options granted (regular and sign-on) vest, in principle, as follows:

●	1/3rd of the total stock options granted will vest on the first anniversary of the granting of the stock options, and
●	1/36th of the total grant on the first day of each month following the first anniversary of the date of grant of the stock options.

Upon leave of the employee, consultant or director, stock options must be exercised before the later of (i) 90 days after the last working day at argenx, or (ii) March 31 of the 4th year following the date of grant of those stock options, and in any case no later than the expiration date of the option.

In order to prefinance the taxes that are paid upon the grant of stock options, Belgian employees have the ability, in exchange for the taxes due upon the grant of the stock options, to transfer the economic benefits related to part of those stock options to a third party. As of December 31, 2021, the economic benefits of 190,560 stock options, for which accelerated vesting applies, were transferred to a third party.

No other conditions are attached to the stock options.

The following share-based payment arrangements were in existence during the current and prior years and which are exercisable at the end of each period presented:

	Exercise price	Outstanding
	per stock	stock options on
	options	December 31,
Expiry date	(in $) (1)	2021	2020	2019
2020	$4.47	—	—	7,210
2022	2.76	125,339	—	—
2023	2.76	—	165,693	211,769
2024	2.76	94,088	100,086	102,696
2024	4.47	6,113	6,238	6,238
2024	8.12	276,500	294,167	335,067
2025	12.96	4,500	21,500	39,000
2025	11.71	—	950	3,000
2025	10.73	105,857	114,232	185,832
2026	12.89	41,000	45,000	45,000
2026	12.99	102,840	127,252	219,791
2026	16.00	117,581	176,426	258,746
2027	20.85	53,143	102,479	108,613
2027	23.98	361,350	460,701	565,798
2023	91.54	85,080	85,077	94,100
2028	91.54	39,515	49,532	73,100
2023	97.77	321,473	325,661	366,260
2028	97.77	350,631	381,317	402,714
2024	128.54	111,174	111,174	111,690
2029	128.54	146,765	163,410	299,560
2024	153.75	203,658	195,452	204,430
2029	153.75	611,122	692,914	717,455
2025	135.38	16,712	19,000	—
2030	135.38	102,558	123,700	—
2025	222.16	129,711	131,770	—
2030	222.16	282,475	325,150	—
2025	226.77	32,100	32,100	—
2030	226.77	136,601	175,200	—
2030	280.43	692,214	728,517	—
2025	280.43	203,214	211,045	—
2026	265.48	24,366	—	—
2026	288.93	61,505	—	—
2026	293.91	48,138	—	—
2031	265.48	42,282	—	—
2031	288.93	207,464	—	—
2031	293.91	92,456	—	—
2026/2031 (2)	$350.20	389,588	—	—
		5,619,113	5,365,743	4,358,069
(1)	Amounts have been converted to USD at the closing rate as of December 31, 2021.
(2)	As of December 2021, the Company granted options for which the beneficiaries had a 60-day period to choose between a contractual term of five or ten years

	2021		2020		2019
	Number of	Weighted average	Number of	Weighted average	Number of	Weighted average
	stock options	exercise price (*)	stock options	exercise price (*)	stock options	exercise price (*)
Outstanding at January 1	5,365,743	$142.87	4,358,069	$78.23	3,536,651	$37.54
Granted	882,584	314.99	1,797,652	266.71	1,365,172	144.38
Exercised	(503,282)	64.72	(602,463)	38.86	(419,317)	12.75
Forfeited	(125,932)	234.98	(187,515)	170.98	(124,437)	99.89
Outstanding at December 31	5,619,113	164.33	5,365,743	142.87	4,358,069	71.62
Exercisable at December 31	3,613,371	$106.53	2,833,680	$65.24	2,203,476	$25.38

(*) amounts have been converted to USD at the closing rate of the respective period.

The weighted average share price at the date of exercise of options exercised during the year ended December 31, 2021 was $305.9, compared to $254.54 during the year ended December 31, 2020 and $124.69 during the year ended December 31, 2019. The weighted average remaining contractual life of the stock options outstanding amounted to 6.3 years on December 31, 2021 compared to 7.08 years on December 31, 2020 and 7.27 years on December 31, 2019. The table below shows the weighted average remaining contractual life for each range of exercise price:

		Weighted average
		remaining
	Outstanding on	contractual life
Exercise price (in $)	December 31, 2021	(in years)
2.76 - 4.47	225,540	1.50
8.12 - 10.73	382,357	3.24
11.71 - 16.00	265,921	4.64
20.85 - 23.98	414,493	5.90
91.54 - 97.77	796,699	4.35
128.54 - 153.75	1,191,989	6.50
222.16 - 280.43	1,542,963	7.56
288.93 - 350.20	799,151	9.10

The fair market value of the stock options has been determined based on the Black and Scholes model using the following unobservable assumptions:

●	The expected volatility, determined on the basis of the implied volatility of the share price over the expected life of the option.
●	The expected option life, calculated as the estimated duration until exercise, taking into account the specific features of the plans.

Below is an overview of the parameters used in relation to the determination of the fair value of the grants during 2021:

Stock options granted in	April 2021	July 2021	Oct 2021	Dec 2021 (1)
Number of options granted	67,833	280,339	144,824	389,588
Average Fair value of options (in $) (*)	$98.96 - 154.88	$131.65 - 159.13	$101.53 - 131.80	$145.35 - 149.09
Share price (in $) (*)	$248.9 - 283.67	$300.78 - 340.95	$286.52 - 304.5	$351.73
Exercise price (in $) (*)	$275.33	$303.16	$301.02	$349.92
Expected volatility	54.24 - 60.08%	45.58 - 47.96%	46.01 - 48.46%	43.57 - 43.58%
Average Expected option life (in years)	4 - 6.50	4 - 6.50	4 - 6.50	6.15 - 6.50 (1)
Risk‑free interest rate	(0.41) - (0.08)%	(0.41) - (0.17)%	(0.18) - (0.05)%	0.03 - 0.05%
Expected dividends	—%	—%	—%	—%
(1)	In December 2021, the Company granted a total of 389,588 stock options. The beneficiary can choose between a contractual term of five or ten years. The expected option life ranges between 6.15 and 6.50 years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years. The total fair value of the grant would range from $45.0 million (100% of the stock options with a contractual term of five years) to $57.1 million (100% of the stock options with a contractual term of ten years ).

(*) amounts have been converted to USD at the applicable rate prevailing at the grant date.

Below is an overview of the parameters used in relation to the determination of the fair value of grants during 2020:

Stock options granted in	April 2020	June 2020	Oct 2020	Dec 2020
Number of options granted	142,700	550,090	196,500	908,362
Average Fair value of options (in $) (*)	$76.46 - 148.03	$83.46 - 129.64	$91.10 - 156.68	$101.23 - 229.20
Share price (in $) (*)	$155.23 - 252.29	$224.80 - 281.25	$256.46 - 293.52	$273.15 - 383.10
Exercise price (in $) (*)	$146.68	$240.70	$245.69	$303.83
Expected volatility	44.44 - 64.77%	43.46 - 52.19%	44.17 - 52.71%	46.80 - 59.94%
Average Expected option life (in years)	4 - 6.68	4 - 6.68	4 - 6.68	4 - 6.68
Risk‑free interest rate	(0.32) - (0.18)%	(0.43) - (0.28)%	(0.51) - (0.34)%	(0.51) - (0.28)%
Expected dividends	—%	—%	—%	—%

(*) amounts have been converted to USD at the closing rate of the respective period.

Below is an overview of the parameter used in relation to the determination of the fair value of grants during 2019:

Stock options granted in	June 2019	Nov 2019	Dec 2019
Number of options granted	423,487	19,800	921,885
Average Fair value of options (in $) (*)	$71.28	$64.81	$46.51 - 74.58
Share price (in $) (*)	$138.40	$142.00	$146.15-169.30
Exercise price (in $) (*)	$127.49	$127.49	$152.50
Expected volatility	45.25%	44.14%	43.80 - 44.11%
Average expected option life (in years)	8.59	6.50	4 - 6.5
Risk‑free interest rate	0.07%	(0.05)%	(0.57) - (0.24)%
Expected dividends	—%	—%	—%

(*) amounts have been converted to USD at the closing rate of the respective period.

The total share-based payment expense recognized in the consolidated statements of comprehensive income totaled $179.4 million for the year ended December 31, 2021, compared to $96.9 million for the year ended December 31, 2020 and $44.2 million for the year ended December 31, 2019.